Property, plant and equipment (Details Narrative) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, plant and equipment [abstract]
Depreciation expense	€ 90	€ 30
Carrying value of the asset.	€ 800